Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
VALUATION AND QUALIFYING ACCOUNTS
(dollar and share amounts in thousands, except per share data or as otherwise disclosed)

	Accounts Receivable Allowances		Valuation Allowances on Net Deferred Tax Assets

Balance as of September 30, 2019	$36,121		$85,533
Charged to costs and expenses	18,465		8,521
Charged to other accounts	(3,523)		1,005(1)
Deductions	(27,644	)(3)	(25,604	)(2)

Balance as of September 30, 2020	23,419		69,455
Charged to costs and expenses	10,345		6,382
Charged to other accounts	156		3,720(1)
Deductions	(13,855	)(5)	(14,007	)(4)

Balance as of September 30, 2021	20,065		65,550
Charged to costs and expenses	8,263		3,840
Charged to other accounts	(424)		584(1)
Deductions	(11,277	)(7)	(13,106	)(6)

Balance as of September 30, 2022	$16,627		$56,868

(1)	Includes valuation allowances on deferred tax assets incurred in connection with an acquisition.
(2)
$2,283 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(3)
$4,969 of accounts receivable allowances were written off against the related accounts receivables, $7,089 were written off against deferred revenue and the remaining deductions in the accounts receivable allowances were released to earnings.

(4)
$1,557 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(5)	$8,486 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
(6)
$4,684 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(7)	$6,361 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.